UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2016

QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
BorgWarner Inc.	2,590	$76,457
Delphi Automotive PLC	3,433	214,906
Goodyear Tire & Rubber Co.	3,244	83,241
Johnson Controls Inc.	8,219	363,773

Total Auto Components		738,377

Automobiles - 0.5%
Ford Motor Co.	50,840	639,059
General Motors Co.	18,732	530,115
Harley-Davidson Inc.	2,359	106,863

Total Automobiles		1,276,037

Distributors - 0.2%
Genuine Parts Co.	2,169	219,611
LKQ Corp.	3,970	125,849	*

Total Distributors		345,460

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	54,924

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	5,849	258,526
Chipotle Mexican Grill Inc.	388	156,271	*
Darden Restaurants Inc.	1,476	93,490
Marriott International Inc., Class A Shares	2,207	146,677
McDonald’s Corp.	11,765	1,415,800
Royal Caribbean Cruises Ltd.	2,300	154,445
Starbucks Corp.	19,318	1,103,444
Starwood Hotels & Resorts Worldwide Inc.	1,907	141,023
Wyndham Worldwide Corp.	1,807	128,713
Wynn Resorts Ltd.	1,143	103,601
Yum! Brands Inc.	5,226	433,340

Total Hotels, Restaurants & Leisure		4,135,330

Household Durables - 0.5%
D.R. Horton Inc.	4,017	126,455
Garmin Ltd.	1,734	73,556
Harman International Industries Inc.	957	68,732
Leggett & Platt Inc.	1,959	100,125
Lennar Corp., Class A Shares	2,480	114,328
Mohawk Industries Inc.	862	163,573	*
Newell Brands Inc.	5,320	258,392
PulteGroup Inc.	4,842	94,371
Whirlpool Corp.	996	165,973

Total Household Durables		1,165,505

Internet & Catalog Retail - 2.2%
Amazon.com Inc.	4,999	3,577,384	*
Expedia Inc.	1,443	153,391
Netflix Inc.	5,474	500,762	*
Priceline Group Inc.	647	807,721	*
TripAdvisor Inc.	1,646	105,838	*

Total Internet & Catalog Retail		5,145,096

Leisure Products - 0.1%
Hasbro Inc.	1,422	119,434
Mattel Inc.	4,278	133,858

Total Leisure Products		253,292

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Media - 2.7%
CBS Corp., Class B Shares	5,478	$298,222
Comcast Corp., Class A Shares	31,627	2,061,764
Discovery Communications Inc., Class A Shares	1,990	50,208	*
Discovery Communications Inc., Class C Shares	2,858	68,163	*
Interpublic Group of Cos. Inc.	5,209	120,328
News Corp., Class A Shares	4,518	51,279
Omnicom Group Inc.	2,942	239,744
Scripps Networks Interactive Inc., Class A Shares	1,253	78,024
TEGNA Inc.	3,207	74,306
Time Warner Inc.	10,179	748,564
Twenty-First Century Fox Inc., Class A Shares	14,152	382,812
Twenty-First Century Fox Inc., Class B Shares	5,274	143,717
Viacom Inc., Class B Shares	4,290	177,906
Walt Disney Co.	19,456	1,903,186

Total Media		6,398,223

Multiline Retail - 0.6%
Dollar General Corp.	3,824	359,456
Dollar Tree Inc.	2,983	281,118	*
Kohl’s Corp.	2,338	88,657
Macy’s Inc.	4,198	141,095
Nordstrom Inc.	1,615	61,451
Target Corp.	7,687	536,706

Total Multiline Retail		1,468,483

Specialty Retail - 2.6%
Advance Auto Parts Inc.	1,000	161,630
AutoNation Inc.	890	41,812	*
AutoZone Inc.	385	305,628	*
Bed Bath & Beyond Inc.	2,109	91,151
Best Buy Co. Inc.	3,856	117,994
CarMax Inc.	2,749	134,783	*
Foot Locker Inc.	1,810	99,297
Gap Inc.	2,770	58,779
Home Depot Inc.	16,370	2,090,285
L Brands Inc.	3,440	230,927
Lowe’s Cos. Inc.	11,939	945,211
O’Reilly Automotive Inc.	1,235	334,809	*
Ross Stores Inc.	5,064	287,078
Signet Jewelers Ltd.	1,100	90,651
Staples Inc.	9,180	79,132
Tiffany & Co.	1,554	94,235
TJX Cos. Inc.	8,708	672,519
Tractor Supply Co.	1,690	154,094
Ulta Salon, Cosmetics & Fragrance Inc.	830	202,221	*
Urban Outfitters Inc.	820	22,550	*

Total Specialty Retail		6,214,786

Textiles, Apparel & Luxury Goods - 0.8%
Coach Inc.	3,915	159,497
Hanesbrands Inc.	4,800	120,624
Michael Kors Holdings Ltd.	2,204	109,054	*
NIKE Inc., Class B Shares	17,656	974,611
PVH Corp.	1,151	108,459
Ralph Lauren Corp.	834	74,743

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class A Shares	2,300	$92,299	*
Under Armour Inc., Class C Shares	2,316	84,314	*
V.F. Corp.	4,300	264,407

Total Textiles, Apparel & Luxury Goods		1,988,008

TOTAL CONSUMER DISCRETIONARY		29,183,521

CONSUMER STAPLES - 10.5%
Beverages - 2.4%
Brown-Forman Corp., Class B Shares	1,203	120,011
Coca-Cola Co.	50,713	2,298,820
Constellation Brands Inc., Class A Shares	2,360	390,344
Dr. Pepper Snapple Group Inc.	2,507	242,252
Molson Coors Brewing Co., Class B Shares	2,483	251,106
Monster Beverage Corp.	1,900	305,349	*
PepsiCo Inc.	18,813	1,993,049

Total Beverages		5,600,931

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	5,647	886,805
CVS Health Corp.	14,343	1,373,199
Kroger Co.	12,430	457,299
Sysco Corp.	6,478	328,694
Wal-Mart Stores Inc.	20,545	1,500,196
Walgreens Boots Alliance Inc.	11,064	921,299
Whole Foods Market Inc.	4,193	134,260

Total Food & Staples Retailing		5,601,752

Food Products - 1.8%
Archer-Daniels-Midland Co.	7,402	317,472
Campbell Soup Co.	2,523	167,855
ConAgra Foods Inc.	5,930	283,513
General Mills Inc.	7,911	564,213
Hershey Co.	1,854	210,410
Hormel Foods Corp.	3,798	139,007
J.M. Smucker Co.	1,463	222,976
Kellogg Co.	3,223	263,158
Kraft Heinz Co.	7,645	676,430
McCormick & Co. Inc., Non Voting Shares	1,280	136,538
Mead Johnson Nutrition Co.	2,262	205,276
Mondelez International Inc., Class A Shares	20,487	932,363
Tyson Foods Inc., Class A Shares	3,792	253,268

Total Food Products		4,372,479

Household Products - 2.0%
Church & Dwight Co. Inc.	1,576	162,155
Clorox Co.	1,655	229,035
Colgate-Palmolive Co.	11,498	841,654
Kimberly-Clark Corp.	4,723	649,318
Procter & Gamble Co.	34,494	2,920,607

Total Household Products		4,802,769

Personal Products - 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,837	258,224

Tobacco - 1.8%
Altria Group Inc.	25,548	1,761,790
Philip Morris International Inc.	20,151	2,049,760
Reynolds American Inc.	10,720	578,129

Total Tobacco		4,389,679

TOTAL CONSUMER STAPLES		25,025,834

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
ENERGY - 7.3%
Energy Equipment & Services - 1.1%
Baker Hughes Inc.	5,667	$255,752
Diamond Offshore Drilling Inc.	981	23,868
FMC Technologies Inc.	3,330	88,811	*
Halliburton Co.	11,204	507,429
Helmerich & Payne Inc.	1,517	101,836
National-Oilwell Varco Inc.	4,715	158,660
Schlumberger Ltd.	18,164	1,436,409
Transocean Ltd.	4,788	56,929

Total Energy Equipment & Services		2,629,694

Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	6,806	362,419
Apache Corp.	4,731	263,375
Cabot Oil & Gas Corp.	5,836	150,219
Chesapeake Energy Corp.	7,142	30,568	*
Chevron Corp.	24,270	2,544,224
Cimarex Energy Co.	1,200	143,184
Columbia Pipeline Group Inc.	4,429	112,895
Concho Resources Inc.	1,700	202,759	*
ConocoPhillips	15,725	685,610
Devon Energy Corp.	6,538	237,003
EOG Resources Inc.	7,069	589,696
EQT Corp.	2,129	164,848
Exxon Mobil Corp.	53,841	5,047,055
Hess Corp.	3,191	191,779
Kinder Morgan Inc.	23,830	446,098
Marathon Oil Corp.	11,486	172,405
Marathon Petroleum Corp.	7,260	275,590
Murphy Oil Corp.	2,429	77,121
Newfield Exploration Co.	2,620	115,752	*
Noble Energy Inc.	5,769	206,934
Occidental Petroleum Corp.	9,783	739,203
ONEOK Inc.	2,931	139,076
Phillips 66	6,267	497,224
Pioneer Natural Resources Co.	2,181	329,789
Range Resources Corp.	2,309	99,610
Southwestern Energy Co.	4,979	62,636	*
Spectra Energy Corp.	8,308	304,322
Tesoro Corp.	1,557	116,650
Valero Energy Corp.	6,140	313,140
Williams Cos. Inc.	8,270	178,880

Total Oil, Gas & Consumable Fuels		14,800,064

TOTAL ENERGY		17,429,758

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
FINANCIALS - 15.7%
Banks - 5.2%
Bank of America Corp.	134,932	$1,790,548
BB&T Corp.	10,213	363,685
Citigroup Inc.	38,174	1,618,196
Citizens Financial Group Inc.	7,040	140,659
Comerica Inc.	2,568	105,622
Fifth Third Bancorp	9,727	171,098
Huntington Bancshares Inc.	11,725	104,822
JPMorgan Chase & Co.	47,779	2,968,987
KeyCorp	9,245	102,157
M&T Bank Corp.	2,039	241,071
People’s United Financial Inc.	4,395	64,431
PNC Financial Services Group Inc.	6,426	523,012
Regions Financial Corp.	17,325	147,436
SunTrust Banks Inc.	6,843	281,110
U.S. Bancorp	21,352	861,126
Wells Fargo & Co.	59,950	2,837,433
Zions Bancorporation	2,608	65,539

Total Banks		12,386,932

Capital Markets - 1.7%
Affiliated Managers Group Inc.	645	90,797	*
Ameriprise Financial Inc.	2,262	203,241
Bank of New York Mellon Corp.	13,965	542,540
BlackRock Inc.	1,672	572,710
Charles Schwab Corp.	15,687	397,038
E*TRADE Financial Corp.	4,052	95,182	*
Franklin Resources Inc.	4,704	156,973
Goldman Sachs Group Inc.	5,014	744,980
Invesco Ltd.	5,259	134,315
Legg Mason Inc.	1,320	38,927	(a)
Morgan Stanley	18,977	493,022
Northern Trust Corp.	2,697	178,703
State Street Corp.	5,037	271,595
T. Rowe Price Group Inc.	3,020	220,369

Total Capital Markets		4,140,392

Consumer Finance - 0.7%
American Express Co.	10,858	659,732
Capital One Financial Corp.	6,767	429,772
Discover Financial Services	5,369	287,725
Navient Corp.	3,962	47,346
Synchrony Financial	10,599	267,943	*

Total Consumer Finance		1,692,518

Diversified Financial Services - 2.2%
Berkshire Hathaway Inc., Class B Shares	24,333	3,523,175	*
CME Group Inc.	4,452	433,625
Intercontinental Exchange Inc.	1,521	389,315
Leucadia National Corp.	4,418	76,564
Moody’s Corp.	2,253	211,129
Nasdaq Inc.	1,649	106,641
S&P Global Inc.	3,532	378,842

Total Diversified Financial Services		5,119,291

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Insurance - 2.7%
AFLAC Inc.	5,431	$391,901
Allstate Corp.	5,137	359,333
American International Group Inc.	14,885	787,268
Aon PLC	3,500	382,305
Arthur J. Gallagher & Co.	2,300	109,480
Assurant Inc.	718	61,970
Chubb Ltd.	5,987	782,561
Cincinnati Financial Corp.	2,076	155,472
Hartford Financial Services Group Inc.	4,782	212,225
Lincoln National Corp.	2,778	107,703
Loews Corp.	3,018	124,010
Marsh & McLennan Cos. Inc.	6,820	466,897
MetLife Inc.	14,549	579,487
Principal Financial Group Inc.	3,877	159,383
Progressive Corp.	7,726	258,821
Prudential Financial Inc.	5,938	423,617
Torchmark Corp.	1,043	64,478
Travelers Cos. Inc.	3,922	466,875
Unum Group	3,660	116,351
Willis Towers Watson PLC	1,683	209,214
XL Group PLC	3,585	119,416

Total Insurance		6,338,767

Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	5,521	627,241
Apartment Investment and Management Co., Class A Shares	2,061	91,014
AvalonBay Communities Inc.	1,716	309,549
Boston Properties Inc.	1,975	260,503
Crown Castle International Corp.	4,446	450,958
Digital Realty Trust Inc.	1,910	208,171
Equinix Inc.	913	353,997
Equity Residential	4,737	326,285
Essex Property Trust Inc.	892	203,456
Extra Space Storage Inc.	1,580	146,213
Federal Realty Investment Trust	900	148,995
General Growth Properties Inc.	7,722	230,270
HCP Inc.	6,449	228,166
Host Hotels & Resorts Inc.	10,675	173,042
Iron Mountain Inc.	2,578	102,682
Kimco Realty Corp.	5,780	181,376
Macerich Co.	1,760	150,286
Prologis Inc.	6,444	316,014
Public Storage.	1,939	495,589
Realty Income Corp.	3,100	215,016
Simon Property Group Inc.	4,016	871,070
SL Green Realty Corp.	1,171	124,676
UDR Inc.	3,450	127,374
Ventas Inc.	4,151	302,276
Vornado Realty Trust	2,157	215,959
Welltower Inc.	4,491	342,079
Weyerhaeuser Co.	10,420	310,203

Total Real Estate Investment Trusts (REITs)		7,512,460

Real Estate Management & Development - 0.0%
CBRE Group Inc., Class A Shares	3,934	104,172	*

TOTAL FINANCIALS		37,294,532

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 15.0%
Biotechnology - 2.9%
AbbVie Inc.	21,076	$1,304,815
Alexion Pharmaceuticals Inc.	3,032	354,016	*
Amgen Inc.	9,875	1,502,481
Biogen Inc.	2,800	677,096	*
Celgene Corp.	10,256	1,011,549	*
Gilead Sciences Inc.	17,923	1,495,137
Regeneron Pharmaceuticals Inc.	1,011	353,072	*
Vertex Pharmaceuticals Inc.	3,326	286,103	*

Total Biotechnology		6,984,269

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	19,318	759,391
Baxter International Inc.	7,362	332,910
Becton, Dickinson & Co.	2,745	465,525
Boston Scientific Corp.	17,411	406,895	*
C.R. Bard Inc.	995	233,984
Danaher Corp.	7,675	775,175
DENTSPLY SIRONA Inc.	3,250	201,630
Edwards Lifesciences Corp.	2,737	272,961	*
Hologic Inc.	3,260	112,796	*
Intuitive Surgical Inc.	489	323,429	*
Medtronic PLC	18,130	1,573,140
St. Jude Medical Inc.	3,616	282,048
Stryker Corp.	4,158	498,253
Varian Medical Systems Inc.	1,245	102,376	*
Zimmer Biomet Holdings Inc.	2,169	261,104

Total Health Care Equipment & Supplies		6,601,617

Health Care Providers & Services - 2.8%
Aetna Inc.	4,596	561,309
AmerisourceBergen Corp.	2,603	206,470
Anthem Inc.	3,410	447,869
Cardinal Health Inc.	4,237	330,528
Centene Corp.	2,240	159,869	*
CIGNA Corp.	3,203	409,952
DaVita HealthCare Partners Inc.	2,154	166,547	*
Express Scripts Holding Co.	8,172	619,438	*
HCA Holdings Inc.	3,975	306,115	*
Henry Schein Inc.	1,052	185,994	*
Humana Inc.	1,973	354,903
Laboratory Corporation of America Holdings	1,203	156,715	*
McKesson Corp.	3,016	562,936
Patterson Cos. Inc.	1,158	55,457
Quest Diagnostics Inc.	2,036	165,751
UnitedHealth Group Inc.	12,414	1,752,857
Universal Health Services Inc., Class B Shares	1,200	160,920

Total Health Care Providers & Services		6,603,630

Health Care Technology - 0.1%
Cerner Corp.	3,755	220,043	*

Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc.	4,262	189,062
Illumina Inc.	1,980	277,952	*
PerkinElmer Inc.	1,592	83,453
Thermo Fisher Scientific Inc.	5,227	772,341
Waters Corp.	1,027	144,448	*

Total Life Sciences Tools & Services		1,467,256

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.8%
Allergan PLC	5,180	$1,197,046	*
Bristol-Myers Squibb Co.	21,499	1,581,252
Eli Lilly & Co.	12,683	998,786
Endo International PLC	2,600	40,534	*
Johnson & Johnson	35,987	4,365,223
Mallinckrodt PLC	1,600	97,248	*
Merck & Co. Inc.	35,879	2,066,989
Mylan NV	5,247	226,880	*
Perrigo Co. PLC	1,887	171,095
Pfizer Inc.	78,241	2,754,866
Zoetis Inc.	5,985	284,048

Total Pharmaceuticals		13,783,967

TOTAL HEALTH CARE		35,660,782

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.6%
Boeing Co.	8,057	1,046,363
General Dynamics Corp.	3,869	538,720
Honeywell International Inc.	10,068	1,171,110
L-3 Communications Holdings Inc.	942	138,182
Lockheed Martin Corp.	3,379	838,566
Northrop Grumman Corp.	2,362	525,025
Raytheon Co.	3,937	535,235
Rockwell Collins Inc.	1,587	135,117
Textron Inc.	3,985	145,692
TransDigm Group Inc.	700	184,583	*
United Technologies Corp.	10,019	1,027,448

Total Aerospace & Defense		6,286,041

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	2,094	155,479
Expeditors International of Washington Inc.	1,822	89,351
FedEx Corp.	3,299	500,722
United Parcel Service Inc., Class B Shares	8,887	957,308

Total Air Freight & Logistics		1,702,860

Airlines - 0.5%
Alaska Air Group Inc.	1,610	93,847
American Airlines Group Inc.	7,969	225,602
Delta Air Lines Inc.	9,837	358,362
Southwest Airlines Co.	8,177	320,620
United Continental Holdings Inc.	4,789	196,541	*

Total Airlines		1,194,972

Building Products - 0.1%
Allegion PLC	1,271	88,246
Fortune Brands Home & Security Inc.	2,000	115,940
Masco Corp.	4,184	129,453

Total Building Products		333,639

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
Cintas Corp.	886	$86,943
Pitney Bowes Inc.	2,857	50,854
Republic Services Inc.	3,215	164,962
Stericycle Inc.	1,201	125,048	*
Tyco International PLC	5,893	251,042
Waste Management Inc.	5,155	341,622

Total Commercial Services & Supplies		1,020,471

Construction & Engineering - 0.1%
Fluor Corp.	1,762	86,831
Jacobs Engineering Group Inc.	1,861	92,696	*
Quanta Services Inc.	1,672	38,657	*

Total Construction & Engineering		218,184

Electrical Equipment - 0.5%
Acuity Brands Inc.	570	141,337
AMETEK Inc.	2,761	127,641
Eaton Corp. PLC	6,023	359,754
Emerson Electric Co.	8,014	418,010
Rockwell Automation Inc.	1,758	201,854

Total Electrical Equipment		1,248,596

Industrial Conglomerates - 2.3%
3M Co.	7,911	1,385,374
General Electric Co.	121,216	3,815,880
Roper Technologies Inc.	1,278	217,976

Total Industrial Conglomerates		5,419,230

Machinery - 1.3%
Caterpillar Inc.	7,637	578,961
Cummins Inc.	2,050	230,502
Deere & Co.	3,590	290,934
Dover Corp.	1,999	138,571
Flowserve Corp.	1,941	87,675
Illinois Tool Works Inc.	4,189	436,326
Ingersoll-Rand PLC	3,164	201,483
PACCAR Inc.	4,494	233,104
Parker Hannifin Corp.	1,688	182,388
Pentair PLC	2,385	139,022
Snap-on Inc.	819	129,254
Stanley Black & Decker Inc.	1,970	219,103
Xylem Inc.	2,564	114,483

Total Machinery		2,981,806

Professional Services - 0.3%
Dun & Bradstreet Corp.	531	64,697
Equifax Inc.	1,441	185,024
Nielsen Holdings PLC	4,504	234,073
Robert Half International Inc.	1,940	74,030
Verisk Analytics Inc.	2,120	171,890	*

Total Professional Services		729,714

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Road & Rail - 0.8%
CSX Corp.	12,579	$328,060
J.B. Hunt Transport Services Inc.	1,300	105,209
Kansas City Southern	1,296	116,757
Norfolk Southern Corp.	3,887	330,900
Ryder System Inc.	753	46,039
Union Pacific Corp.	11,056	964,636

Total Road & Rail		1,891,601

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,852	170,990
United Rentals Inc.	1,300	87,230	*
W. W. Grainger Inc.	746	169,529

Total Trading Companies & Distributors		427,749

TOTAL INDUSTRIALS		23,454,863

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.0%
Cisco Systems Inc.	65,143	1,868,953
F5 Networks Inc.	818	93,121	*
Harris Corp.	1,507	125,744
Juniper Networks Inc.	4,447	100,013
Motorola Solutions Inc.	1,982	130,752

Total Communications Equipment		2,318,583

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,962	227,141
Corning Inc.	14,508	297,124
FLIR Systems Inc.	1,988	61,529
TE Connectivity Ltd.	4,932	281,666

Total Electronic Equipment, Instruments & Components		867,460

Internet Software & Services - 4.1%
Akamai Technologies Inc.	2,518	140,832	*
Alphabet Inc., Class A Shares	3,794	2,669,193	*
Alphabet Inc., Class C Shares	3,852	2,665,969	*
eBay Inc.	14,308	334,951	*
Facebook Inc., Class A Shares	29,715	3,395,830	*
VeriSign Inc.	1,372	118,623	*
Yahoo! Inc.	11,643	437,311	*

Total Internet Software & Services		9,762,709

IT Services - 3.6%
Accenture PLC, Class A Shares	8,233	932,717
Alliance Data Systems Corp.	750	146,940	*
Automatic Data Processing Inc.	5,868	539,093
Cognizant Technology Solutions Corp., Class A Shares	8,069	461,870	*
CSRA Inc.	2,055	48,149
Fidelity National Information Services Inc.	3,316	244,323
Fiserv Inc.	2,890	314,230	*
Global Payments Inc.	2,000	142,760
International Business Machines Corp.	11,413	1,732,265
MasterCard Inc., Class A Shares	12,841	1,130,778
Paychex Inc.	4,109	244,485
PayPal Holdings Inc.	14,453	527,679	*
Teradata Corp.	1,424	35,700	*
Total System Services Inc.	2,332	123,852
Visa Inc., Class A Shares	24,922	1,848,465
Western Union Co.	6,397	122,694
Xerox Corp.	11,666	110,710

Total IT Services		8,706,710

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices Inc.	3,912	$221,576
Applied Materials Inc.	14,763	353,869
Broadcom Ltd.	4,864	755,866
First Solar Inc.	994	48,189	*
Intel Corp.	61,758	2,025,662
KLA-Tencor Corp.	2,006	146,940
Lam Research Corp.	1,989	167,195
Linear Technology Corp.	3,328	154,852
Microchip Technology Inc.	2,809	142,585
Micron Technology Inc.	12,803	176,169	*
NVIDIA Corp.	6,519	306,458
Qorvo Inc.	1,650	91,179	*
QUALCOMM Inc.	19,585	1,049,168
Skyworks Solutions Inc.	2,600	164,528
Texas Instruments Inc.	13,337	835,563
Xilinx Inc.	3,066	141,435

Total Semiconductors & Semiconductor Equipment		6,781,234

Software - 4.2%
Activision Blizzard Inc.	6,800	269,484
Adobe Systems Inc.	6,553	627,712	*
Autodesk Inc.	2,901	157,060	*
CA Inc.	3,312	108,733
Citrix Systems Inc.	2,093	167,629	*
Electronic Arts Inc.	3,979	301,449	*
Intuit Inc.	3,328	371,438
Microsoft Corp.	102,580	5,249,019
Oracle Corp.	40,710	1,666,260
Red Hat Inc.	2,386	173,224	*
Salesforce.com Inc.	8,247	654,894	*
Symantec Corp.	8,619	177,034

Total Software		9,923,936

Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.	71,932	6,876,699
EMC Corp.	25,335	688,352
Hewlett Packard Enterprise Co.	22,765	415,917
HP Inc.	22,129	277,719
NetApp Inc.	4,073	100,155
Seagate Technology PLC	4,238	103,238
Western Digital Corp.	3,579	169,143

Total Technology Hardware, Storage & Peripherals		8,631,223

TOTAL INFORMATION TECHNOLOGY		46,991,855

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals Inc.	2,586	$367,316
Albemarle Corp.	1,470	116,586
CF Industries Holdings Inc.	2,739	66,010
Dow Chemical Co.	14,483	719,950
E.I. du Pont de Nemours & Co.	11,359	736,063
Eastman Chemical Co.	1,766	119,911
Ecolab Inc.	3,398	403,003
FMC Corp.	1,875	86,831
International Flavors & Fragrances Inc.	1,147	144,602
LyondellBasell Industries NV, Class A Shares	4,520	336,379
Monsanto Co.	5,732	592,746
Mosaic Co.	4,383	114,747
PPG Industries Inc.	3,360	349,944
Praxair Inc.	3,747	421,125
Sherwin-Williams Co.	1,002	294,257

Total Chemicals		4,869,470

Construction Materials - 0.2%
Martin Marietta Materials Inc.	900	172,800
Vulcan Materials Co.	1,675	201,603

Total Construction Materials		374,403

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,026	76,694
Ball Corp.	1,983	143,351
International Paper Co.	5,690	241,142
Owens-Illinois Inc.	2,324	41,855	*
Sealed Air Corp.	2,768	127,245
WestRock Co.	3,509	136,395

Total Containers & Packaging		766,682

Metals & Mining - 0.3%
Alcoa Inc.	16,703	154,837
Freeport-McMoRan Inc.	16,084	179,175
Newmont Mining Corp.	7,024	274,779
Nucor Corp.	4,112	203,174

Total Metals & Mining		811,965

TOTAL MATERIALS		6,822,520

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T Inc.	79,919	3,453,300
CenturyLink Inc.	6,771	196,427
Frontier Communications Corp.	14,096	69,634
Level 3 Communications Inc.	3,900	200,811	*
Verizon Communications Inc.	52,916	2,954,829

TOTAL TELECOMMUNICATION SERVICES		6,875,001

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
UTILITIES - 3.6%
Electric Utilities - 2.2%
Alliant Energy Corp.		3,010	$119,497
American Electric Power Co. Inc.		6,481	454,253
Duke Energy Corp.		9,051	776,485
Edison International		4,326	336,000
Entergy Corp.		2,519	204,921
Eversource Energy		4,012	240,319
Exelon Corp.		11,396	414,359
FirstEnergy Corp.		5,907	206,213
NextEra Energy Inc.		5,948	775,619
PG&E Corp.		6,456	412,668
Pinnacle West Capital Corp.		1,555	126,048
PPL Corp.		8,898	335,900
Southern Co.		11,558	619,856
Xcel Energy Inc.		6,417	287,353

Total Electric Utilities			5,309,491

Gas Utilities - 0.0%
AGL Resources Inc.		1,363	89,917

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		9,293	115,977
NRG Energy Inc.		4,588	68,774

Total Independent Power and Renewable Electricity Producers			184,751

Multi-Utilities - 1.2%
Ameren Corp.		3,423	183,404
CenterPoint Energy Inc.		6,050	145,200
CMS Energy Corp.		3,763	172,571
Consolidated Edison Inc.		3,791	304,948
Dominion Resources Inc.		7,666	597,411
DTE Energy Co.		2,304	228,373
NiSource Inc.		4,429	117,457
Public Service Enterprise Group Inc.		6,563	305,901
SCANA Corp.		1,991	150,639
Sempra Energy		2,979	339,666
TECO Energy Inc.		2,891	79,907
WEC Energy Group Inc.		4,055	264,792

Total Multi-Utilities			2,890,269

Water Utilities - 0.1%
American Water Works Co. Inc.		2,360	199,443

TOTAL UTILITIES			8,673,871

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $124,659,238)			$237,412,537

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $796,714)	0.479%	796,714	796,714

TOTAL INVESTMENTS - 99.9% (Cost - $125,455,952#)			238,209,251
Other Assets in Excess of Liabilities - 0.1%			168,125

TOTAL NET ASSETS - 100.0%			$238,377,376

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (formerly QS Batterymarch S&P 500 Index Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$237,412,537	—	—	$237,412,537

Short-Term Investments†	796,714	—	—	796,714

Total Investments	$238,209,251	—	—	$238,209,251

Other Financial Instruments:
Futures Contracts	$146	—	—	$146

Total	$238,209,397	—	—	$238,209,397

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$120,973,958
Gross unrealized depreciation	(8,220,659)

Net unrealized appreciation	$112,753,299

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	8	9/16	$835,934	$836,080	$146

3. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended June 30, 2016:

	Affiliate Value at 9/30/15	Purchased		Sold		Dividend Income	Affiliate Value at 6/30/16	Realized Gain (Loss)
Company		Cost	Shares	Cost	Shares
Legg Mason Inc.	$54,925	—	—	—	—	$1,082	$38,927	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2016